UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment { }; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson                Minnetonka, MN                02/11/2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                        73
Form 13F Information Table Value Total:            $1,074,075,389


Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number        Name
1           28-02510                    Roxbury Capital Management, LLC

                                                      FORM 13F INFORMATION TABLE

NAME OF                       TITLE           CUSIP      VALUE       SHRS OR    SH/   PUT/  INVESTMENT OTHER      VOTING AUTHORITY
ISSUER                        OF CLASS                               PRN AMT    PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------  -------------   ---------  ----------  ---------  ---   ----  ---------- -------- -------- ------ ----

ECOLAB INC                    COM             278865100      67,815      1,345  SH          SOLE                   1,345
JACOBS ENGR GROUP INC DEL     COM             469814107      50,848      1,109  SH          SOLE                   1,109
LEGG MASON INC                COM             524901105      61,804      1,704  SH          SOLE                   1,704
MICROCHIP TECHNOLOGY INC      COM             595017104      50,220      1,468  SH          SOLE                   1,468
OMNICOM GROUP INC             COM             681919106      80,516      1,758  SH          SOLE                   1,758
PAYCHEX INC                   COM             704326107      98,727      3,194  SH          SOLE                   3,194
PEOPLES UNITED FINANCIAL INC  COM             712704105      49,595      3,540  SH          SOLE                   3,540
PETSMART INC                  COM             716768106      58,217      1,462  SH          SOLE                   1,462
SEI INVESTMENTS CO            COM             784117103      35,376      1,487  SH          SOLE                   1,487
ST JOE CO                     COM             790148100      78,245      3,581  SH          SOLE                   3,581
ST JUDE MED INC               COM             790849103      76,779      1,796  SH          SOLE                   1,796
SYSCO CORP                    COM             871829107      74,794      2,544  SH          SOLE                   2,544
THERMO FISHER SCIENTIFIC INC  COM             883556102     109,724      1,982  SH          SOLE                   1,982
TOLL BROTHERS INC             COM             889478103      57,456      3,024  SH          SOLE                   3,024
TRANSDIGM GROUP INC           COM             893641100      29,524        410  SH          SOLE                     410
ADOBE SYS INC                 COM             00724F101  18,705,960    607,731  SH          SOLE                 607,731
AMERICAN  TOWER CORP          CL A             29912201  50,531,909    978,542  SH          SOLE                 978,542
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR   03524A108   9,094,094    159,294  SH          SOLE                 159,294
AUTODESK INC                  COM              52769106   3,610,550     94,517  SH          SOLE                  94,517
BARD C R  INC                 COM              67383109  43,121,437    469,886  SH          SOLE                 469,886
BAXTER INTL INC               COM              71813109  22,346,097    441,448  SH          SOLE                 441,448
BERKSHIRE HATHAWAY INC DEL    CL B NEW         84670702  38,048,725    474,956  SH          SOLE                 474,956
CHEVRON CORP NEW              COM             166764100  16,465,424    180,443  SH          SOLE                 180,443
CISCO SYS INC                 COM             17275R102  27,062,480  1,337,740  SH          SOLE               1,337,740
COLGATE PALMOLIVE CO          COM             194162103  10,452,038    130,049  SH          SOLE                 130,049
CONTANGO OIL & GAS COMPANY    COM NEW         21075N204   2,512,657     43,374  SH          SOLE                  43,374
CORELOGIC INC                 COM             21871D103  12,932,534    698,301  SH          SOLE                 698,301
ECOLAB INC                    COM             278865100   5,465,831    108,406  SH          SOLE                 108,406
EXXON MOBIL CORP              COM             30231G102  42,870,402    586,302  SH          SOLE                 586,302
FEDEX CORP                    COM             31428X106  32,722,312    351,815  SH          SOLE                 351,815
FIRST AMERN FINL CORP         COM             31847R102  34,736,486  2,325,066  SH          SOLE               2,325,066
GENERAL DYNAMICS CORP         COM             369550108  41,842,628    589,665  SH          SOLE                 589,665
GOOGLE INC                    CL A            38259P508  12,060,561     20,305  SH          SOLE                  20,305
HEWLETT PACKARD CO            COM             428236103  31,137,203    739,601  SH          SOLE                 739,601
INTEL CORP                    COM             458140100  26,465,603  1,258,469  SH          SOLE               1,258,469
ISHARES  TR                   RUSSELL MCP GR  464287481      51,062        902  SH          SOLE                     902
ISHARES  TR                   RUSSELL1000GRW  464287614      39,910        697  SH          SOLE                     697
JACOBS ENGR GROUP INC DEL     COM             469814107  16,153,872    352,320  SH          SOLE                 352,320
JOHNSON & JOHNSON             COM             478160104  32,241,786    521,290  SH          SOLE                 521,290
LEGG MASON INC                COM             524901105  19,470,716    536,827  SH          SOLE                 536,827
LENDER PROCESSING SVCS INC    COM             52602E102    18690352     633142  SH          SOLE                 633,142
LOWES COS INC                 COM             548661107    36256275    1445625  SH          SOLE               1,445,625
MASTERCARD INC                CL A            57636Q104   2,001,078      8,929  SH          SOLE                   8,929
MAXIM INTEGRATED PRODS INC    COM             57772K101    20181708     854433  SH          SOLE                 854,433
MICROSOFT CORP                COM             594918104  42,446,700  1,520,842  SH          SOLE               1,520,842
MICROCHIP TECHNOLOGY INC      COM             595017104   3,735,186    109,184  SH          SOLE                 109,184
NETAPP INC                    COM             64110D104   1,942,177     35,338  SH          SOLE                  35,338
NOVARTIS A G                  SPONSORED ADR   66987V109  26,907,373    456,444  SH          SOLE                 456,444
OMNICOM GROUP INC             COM             681919106  32,425,530    707,981  SH          SOLE                 707,981
ORACLE CORP                   COM             68389X105  38,825,616  1,240,435  SH          SOLE               1,240,435
PAYCHEX INC                   COM             704326107  40,743,306  1,318,127  SH          SOLE               1,318,127
PEOPLES UNITED FINANCIAL INC  COM             712704105   3,641,830    259,945  SH          SOLE                 259,945
PETSMART INC                  COM             716768106   4,315,095    108,365  SH          SOLE                 108,365
PRAXAIR INC                   COM             74005P104  16,905,350    177,075  SH          SOLE                 177,075
PROCTER & GAMBLE CO           COM             742718109  15,711,895    244,239  SH          SOLE                 244,239
QUALCOMM INC                  COM             747525103  29,155,450    589,118  SH          SOLE                 589,118
SBA COMMUNICATIONS CORP       COM             78388J106   7,216,780    176,277  SH          SOLE                 176,277
SEI INVESTMENTS CO            COM             784117103    12490344     525025  SH          SOLE                 525,025
ST JOE CO                     COM             790148100     5681197     260009  SH          SOLE                 260,009
ST JUDE MED INC               COM             790849103    20473445     478911  SH          SOLE                 478,911
STERICYCLE INC                COM             858912108        1376         17  SH          SOLE                      17
SYSCO CORP                    COM             871829107    24278756     825808  SH          SOLE                 825,808
TARGET CORP                   COM             87612E106    17093516     284276  SH          SOLE                 284,276
THERMO FISHER SCIENTIFIC INC  COM             883556102    41797464     755012  SH          SOLE                 755,012
TOLL BROTHERS INC             COM             889478103     4187030     220370  SH          SOLE                 220,370
TRANSDIGM GROUP INC           COM             893641100     2161668      30019  SH          SOLE                  30,019
UNILEVER N V                  N Y SHS NEW     904784709    11280074     359238  SH          SOLE                 359,238
UNITED TECHNOLOGIES CORP      COM             913017109    14184950     180195  SH          SOLE                 180,195
VISA INC                      COM CL A        92826C839     8482550     120525  SH          SOLE                 120,525
WELLS FARGO & CO NEW          COM             949746101     7026363     226730  SH          SOLE                 226,730
WEATHERFORD INTERNATIONAL LT  REG             H27013103     3060353     134226  SH          SOLE                 134,226
FOSTER WHEELER AG             COM             H27178104     4706802     136350  SH          SOLE                 136,350
NOBLE CORPORATION BAAR        NAMEN -AKT      H5833N103     4945883     138269  SH          SOLE                 138,269